Derivatives and hedge accounting - Additional information 2 (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair value hedges | Hedged item affected statement of profit or loss
Net Interest Income at Risk [Line Items]
Derivative financial liabilities held for hedging	€ 244	€ 270
Fair value hedges | Financial assets at fair value through profit or loss
Net Interest Income at Risk [Line Items]
Derivative financial assets held for hedging	836	365
Financial assets at fair value through profit or loss | Cash flow hedges
Net Interest Income at Risk [Line Items]
Derivative financial assets held for hedging	814	300
Cash flow hedges | Hedged item affected statement of profit or loss
Net Interest Income at Risk [Line Items]
Derivative financial liabilities held for hedging	1,275	485
Hedges of net investments in foreign operations | Hedged item affected statement of profit or loss
Net Interest Income at Risk [Line Items]
Derivative financial liabilities held for hedging	83	88
Hedges of net investments in foreign operations | Financial assets at fair value through profit or loss
Net Interest Income at Risk [Line Items]
Derivative financial assets held for hedging	€ 119	€ 18
Euro | Fair value hedges
Net Interest Income at Risk [Line Items]
Average rate of hedging instrument	2.75%	3.06%
Euro | Cash flow hedges | Average
Net Interest Income at Risk [Line Items]
Fixed interest rate	0.51%	(0.16%)
US dollar | Fair value hedges
Net Interest Income at Risk [Line Items]
Average rate of hedging instrument	3.86%	3.83%
US dollar | Cash flow hedges | Currency Swap Contract
Net Interest Income at Risk [Line Items]
Average foreign exchange rate	0.99	1.01
US dollar | Cash flow hedges | Average | Interest rate swap
Net Interest Income at Risk [Line Items]
Fixed interest rate	1.96%	2.09%
US dollar | Hedges of net investments in foreign operations
Net Interest Income at Risk [Line Items]
Average foreign exchange rate	1.06	1.18
Polish Zloty | Cash flow hedges | Average | Interest rate swap
Net Interest Income at Risk [Line Items]
Fixed interest rate	3.27%	1.73%
Polish Zloty | Hedges of net investments in foreign operations
Net Interest Income at Risk [Line Items]
Average foreign exchange rate	4.68	4.58
Australian Dollar | Cash flow hedges | Currency Swap Contract
Net Interest Income at Risk [Line Items]
Average foreign exchange rate	1.58	1.61
Australian Dollar | Cash flow hedges | Average | Interest rate swap
Net Interest Income at Risk [Line Items]
Fixed interest rate	1.28%	0.55%
Australian Dollar | Hedges of net investments in foreign operations
Net Interest Income at Risk [Line Items]
Average foreign exchange rate	1.52	1.58
Thailand, Baht | Hedges of net investments in foreign operations
Net Interest Income at Risk [Line Items]
Average foreign exchange rate	36.87	37.84